Fair value measurements - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Debt issuance costs, net	$ 14.7	$ 17.1	$ 22.2